Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019		Dec. 31, 2018
Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Number of Shares (in Shares)	681,310	416,030		0
Balance, Options Outstanding, Weighted Average Exercise Price	$ 4.93	$ 5.20
Balance, Options Outstanding, Aggregate Intrinsic Value (in Dollars)	$ 0	$ 0	[1]		[1]
Balance, Options Exercisable, Number of Shares (in Shares)	173,050	18,009		0
Balance, Options Exercisable, Weighted Average Exercise Price	$ 4.71	$ 5.20		$ 0
Balance, Options Exercisable, Aggregate Intrinsic Value (in Dollars)	$ 0	$ 0	[1]	$ 0	[1]
Vested, Options Exercisable, Number of Shares (in Shares)	155,041
Vested, Options Exercisable, Weighted Average Exercise Price	$ 4.66
Granted, Options Outstanding, Number of Shares (in Shares)	265,280	416,030
Granted, Options Outstanding, Weighted Average Exercise Price	$ 4.44	$ 5.20
Minimum [Member]
Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range	4.20	5.20
Granted, Options Outstanding, Price per Share Range	4.20	5.20
Maximum [Member]
Stock Options and Warrants (Details) - Schedule of Stock Options Roll Forward [Line Items]
Balance, Options Outstanding, Price per Share Range	5.80	5.80
Granted, Options Outstanding, Price per Share Range	$ 5.20	$ 5.80

[1]	The intrinsic value of an option represents the amount by which the market value of the stock exceeds the exercise price of the option of in-the-money options only.